COMBINED FINANCIAL INFORMATION - Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income	$ 138,496	$ 155,822
Items not involving operating cash flows	177,001	135,088
Changes in working capital balances	(4,663)	(102)
Other operating activities	2,347	(13,312)
Cash provided by operating activities	313,181	277,496
INVESTING ACTIVITIES
Acquisitions, deposits and transactions costs, net	(102,761)	(492,717)
Proceeds from disposal, net	43,773	63,943
Additions to income-producing properties	(59,825)	(54,933)
Additions to properties under development	(71,132)	(212,245)
Construction funds released from escrow	4,819	(4,720)
Other investing activities	56,999	(65,884)
Cash used in investing activities	(128,127)	(766,556)
FINANCING ACTIVITIES
Distributions paid	(203,910)	(202,284)
Other financing activities	800	416,843
Cash (used in) provided by financing activities	(203,110)	214,559
Effect of exchange rate changes	(891)	7,069
Net decrease in cash and cash equivalents during the year	(18,947)	(267,432)
Granite REIT
OPERATING ACTIVITIES
Net income	138,496	155,822
Items not involving operating cash flows	177,001	135,088
Changes in working capital balances	(4,899)	292
Other operating activities	2,347	(13,312)
Cash provided by operating activities	312,945	277,890
INVESTING ACTIVITIES
Acquisitions, deposits and transactions costs, net	(102,761)	(492,717)
Proceeds from disposal, net	43,773	63,943
Additions to income-producing properties	(59,825)	(54,933)
Additions to properties under development	(71,132)	(212,245)
Construction funds released from escrow	4,819	(4,720)
Other investing activities	56,999	(65,884)
Cash used in investing activities	(128,127)	(766,556)
FINANCING ACTIVITIES
Distributions paid	(203,910)	(202,284)
Other financing activities	800	416,843
Cash (used in) provided by financing activities	(203,110)	214,559
Effect of exchange rate changes	(891)	7,069
Net decrease in cash and cash equivalents during the year	(19,183)	(267,038)
Granite GP
OPERATING ACTIVITIES
Net income	1	2
Items not involving operating cash flows	(1)	(2)
Changes in working capital balances	236	(394)
Cash provided by operating activities	236	(394)
FINANCING ACTIVITIES
Net decrease in cash and cash equivalents during the year	236	(394)
Eliminations/ Adjustments
OPERATING ACTIVITIES
Net income	(1)	(2)
Items not involving operating cash flows	$ 1	$ 2